Concentration (Tables)	6 Months Ended
Dec. 31, 2025
Concentration [Abstract]
Schedule of Customer Concentration Risk

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total accounts receivable for the periods presented:

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)	(Audited)
Customer A	24.6%	18.7%
Customer B	22.8%	25.2%
Customer C	21.0%	23.1%
Customer D	11.9%	12.6%
Customer E	10.2%	10.4%
Total	90.5%	90.0%

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total revenue for the periods presented.

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Customer A	28.3%	28.4%
Customer B	25.6%	27.0%
Customer C	12.2%	13.8%
Total	66.1%	69.2%

The following table sets forth any supplier who represents 10% or more of the Group’s total accounts payable for the periods presented:

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)	(Audited)
Supplier A	99.9%	99.4%
Total	99.9%	99.4%